Income Taxes - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Income (Loss) before income taxes	$ (170)	$ 1,084	$ 1,532
Tax at Enacted Statutory Rate	0	0	0
Foreign tax rate differential	80	(65)	(98)
Adjustments in respect to current income tax of previous years	(6)	(1)	(5)
Government grants exempt from tax	7	7	7
Deductible expense for tax purpose	(2)	(2)	0
Impact of unrecognized deferred tax assets	(116)	(20)	57
Non-deductible expenses for tax purposes	(23)	0	(21)
Effects of foreign exchange gains (loss)	(35)	10	(14)
Impact of change in liability for uncertain tax positions	0	3	1
Withholding Tax	0	0	(11)
Other effects	3	2	(2)
Income tax (expense) benefit	$ (92)	$ (66)	$ (86)
Effective income tax rate	54.10%	(6.10%)	(5.60%)